Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
(Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	15,399	70,195
(Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	15,399	70,195
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | (Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,225	7,719
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | (Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,225	7,719
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | (Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,170	17,405
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | (Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,170	17,405
Debt securities [Member] | Government-sponsored enterprises [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Debt securities [Member] | Government-sponsored enterprises [Member] | (Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,004	45,071
Debt securities [Member] | Government-sponsored enterprises [Member] | (Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Debt securities [Member] | Government-sponsored enterprises [Member] | Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	$ 5,004	$ 45,071